Accrued Mining and Landfill Reclamation (Tables)	12 Months Ended
Jan. 02, 2016
Summit Materials, LLC [Member]
Activity for Asset Retirement Obligations

The following table presents the activity for the asset retirement obligations for the years ended January 2, 2016 and December 27, 2014:

	2015	2014
Beginning balance	$18,310	$15,781
Acquired obligations	745	140
Change in cost estimate	907	2,233
Settlement of reclamation obligations	(689)	(1,178)
Additional liabilities incurred	60	463
Accretion expense	1,402	871

Ending balance	$20,735	$18,310